Summary of Significant Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2021
Accounting Policies [Abstract]
Summary of Warrants Granted Valuation using Black-Scholes Pricing Method

The warrants granted during the year ended April 30, 2021 and 2020 were valued using a Black-Scholes option pricing model on the date of grant using the following assumptions:

	2021	2020
Expected life in years	2 – 10 years	2 -10 years
Stock price volatility	148% - 280%	121% - 144%
Risk free interest rate	0.12% - 1.64%	0.36% - 2.43%
Expected dividends	0%	0%